Goodwill	12 Months Ended
Mar. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
Goodwill arising from business combinations is as follows:

	March 30, 2025	March 31, 2024
	$	$
Opening balance	70.8	63.9
Business combination (note 5)	—	8.3
Impact of foreign currency translation	1.2	(1.4)
Goodwill	72.0	70.8
The Company has determined there to be 11 CGUs (March 31, 2024 - 11 CGUs) for which goodwill and indefinite life intangible assets are tested for impairment. As at March 30, 2025, of the total $8.7m (Romanian leu 28.1m) amount of goodwill recognized from the acquisition of Paola Confectii, $5.2m (Romanian leu 16.8m) was allocated across all CGUs except Baffin, with the remaining amount of goodwill allocated to the Paola Confectii CGU. The amount of goodwill was allocated on the basis of sales of goods manufactured by Paola Confectii. The Company completed its annual impairment tests and concluded that there was no impairment in the years ended March 30, 2025 and March 31, 2024.
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	March 30, 2025	March 31, 2024
	$	$
North America DTC - Retail	13.4	11.7
North America DTC - e-Commerce	7.0	6.6
North America Wholesale	5.8	5.7
Asia Pacific DTC - Retail	11.3	9.8
Asia Pacific DTC - e-Commerce	2.8	2.6
Asia Pacific Wholesale	3.8	3.6
EMEA[1] DTC - Retail	4.7	4.3
EMEA[1] DTC - e-Commerce	3.0	2.8
EMEA[1] Wholesale	6.3	6.0
Japan Joint Venture[2,3]	10.4	9.4
Paola Confectii[4]	3.5	8.3
Goodwill	72.0	70.8
1EMEA comprises Europe, the Middle East, Africa, and Latin America.
[2]Goodwill for the Japan Joint Venture includes JPY1,059.3m (CAD $10.2m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from JPY to CAD of $0.8m.
[3]See “Note 20. Related party transactions” for a definition of this CGU.
[4]Goodwill for Paola Confectii prior to allocation is Romanian leu 28.1m (CAD $8.7m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from Romanian leu to CAD of $0.4m.
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in SG&A expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 32.6% for each CGU. Because the VIU amount exceeds the CGUs’ asset carrying amount, the CGU is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 12.30% (March 31, 2024 - 12.80%) based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company. Cash flow projections are based on management’s most recent forecasts over a five year period. A long term growth rate of 2% has been applied to cash flows beyond the forecasted period.